Revenue from Contracts with Customers (Details) - USD ($) $ in Thousands		12 Months Ended
		Dec. 31, 2019	Dec. 31, 2018	Dec. 31, 2017
Sources of non-interest income [Abstract]
Other	[1]	$ 4,109	$ 2,978
Total non-interest income		18,591	18,081	$ 18,373
Overdraft Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		3,571	3,543
Other [Member]
Sources of non-interest income [Abstract]
Non-interest income		459	455
Interchange Income [Member]
Sources of non-interest income [Abstract]
Non-interest income		4,065	4,822
Wealth Management Fees [Member]
Sources of non-interest income [Abstract]
Non-interest income		$ 6,387	$ 6,283

[1]	Not within the scope of ASC 606.